Label	Element	Value
MainStay MacKay Growth Fund
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MAINSTAY FUNDS TRUST

MainStay MacKay Growth Fund

(the “Fund”)

Supplement dated February 28, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2021, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

At meetings held on January 21, January 25 and February 3, 2021, the Board of Trustees (“Board”) of MainStay Funds Trust (“Trust”) considered and approved, among other related proposals: (i) appointing Wellington Management Company LLP (“Wellington”) as the Fund’s subadvisor, and the related subadvisory agreement; (ii) changing the Fund’s name; (iii) modifying the Fund’s principal investment strategies and investment process; and (iv) establishing a new expense cap for Class I shares of the Fund.

On or about February 9, 2021, shareholders of the Fund received an information statement containing further information regarding the subadvisor change.

As a result, unless otherwise indicated below, effective on or about March 5, 2021, the following changes will be made to the Summary Prospectus and Prospectus:

1.	Name Change. The name of the Fund is changed to MainStay WMC Growth Fund.

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3.	Fees and Expenses of the Fund and Example. The Fund’s fee and expenses tables are updated to reflect the following:

New York Life Investment Management LLC (“New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 0.75% of the average daily net assets of Class I shares of Fund.

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4.	Principal Investment Strategies. The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Fund invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities issued by U.S. companies. Generally, an issuer of a security is considered to be a U.S. issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), employs a traditional, bottom-up fundamental research approach to identify securities that possess sustainable growth at reasonable valuations. The Subadvisor seeks to identify companies that have demonstrated above-average growth in the past, then conduct a thorough review of each company’s business model. The goal of this review is to identify companies that can sustain above-average growth because of their superior business models as represented by high returns on capital, strong management, and quality balance sheets. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed by the Subadvisor to have greater estimated upside return potential relative to downside risk.

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5.	Principal Risks. The “Principal Risks” section of the Summary Prospectus is revised as follows:

The “Portfolio Management Risk” is deleted and replaced with the following:

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

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6.	Past Performance. The “Past Performance” section of the Summary Prospectus and Prospectus is revised as follows:

(a)	References to the Fund’s the prior secondary benchmark, the S&P 500® Index, are deleted in their entirety.

(b)	The following is added as the new sixth paragraph:

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.